Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurement as of December 31, 2025
	Balance Sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets
FFA contracts, current portion	Derivative, current asset portion	$84,510	$84,510	-	-
		Fair Value Measurement as of June 30, 2026
	Balance Sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
FFA contracts, current portion	Derivatives, current liability portion	$352,060	$352,060	-	-

Fair Value Measurements, Nonrecurring [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2025	Six Months Ended June 30, 2026
Interest rate swap contract– Unrealized loss	Loss on derivatives, net	(182,625)	-
Interest rate swap contract - Realized gain		67,663	-
FFA contracts – Realized loss		-	(91,500)
FFA contracts – Unrealized loss		-	(436,570)
Total loss on derivatives		(114,962)	(528,070)